UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Sep. 30, 2024	Dec. 31, 2023
Assets
Cash and cash equivalents		$ 207,673	$ 503,591
Restricted cash		29,406	24,475
Short-term investments		54,414	25,597
Mortgage loans held for sale, at fair value		339,485	170,150
Loans held for investment (net of allowance for credit losses of $1,138 and none as of September 30, 2024 and December 31, 2023, respectively)		81,401	4,793
Other receivables, net		17,337	16,888
Property and equipment, net		12,846	16,454
Right-of-use assets		3,471	19,988
Internal use software and other intangible assets, net		24,684	38,126
Goodwill		33,403	32,390
Derivative assets, at fair value		4,425	1,716
Prepaid expenses and other assets		36,618	51,386
Total Assets		845,163	905,554
Liabilities
Warehouse lines of credit		134,481	126,218
Convertible Note		518,012	514,644
Customer deposits		97,782	11,839
Accounts payable and accrued expenses (includes $81 and none payable to related parties as of September 30, 2024 and December 31, 2023, respectively)		68,557	66,558
Escrow payable and other customer accounts		4,736	3,376
Derivative liabilities, at fair value		6	949
Warrant and equity related liabilities, at fair value		1,404	2,331
Lease liabilities		4,824	31,202
Other liabilities (includes none and $390 payable to related parties as of September 30, 2024 and December 31, 2023, respectively)		14,973	25,837
Total Liabilities		844,775	782,954
Commitments and contingencies
Stockholders’ (Deficit)/Equity
Common stock value issued	[1]	2	2
Notes receivable from stockholders		(9,149)	(10,111)
Additional paid-in capital	[1]	1,858,070	1,838,499
Accumulated deficit		(1,851,143)	(1,704,076)
Accumulated other comprehensive loss		2,608	(1,714)
Total Stockholders’ (Deficit)/Equity		388	122,600
Total Liabilities and Stockholders’ (Deficit)/Equity		$ 845,163	$ 905,554

[1]	Periods have been adjusted to reflect the 1-for-50 reverse stock split on August 16, 2024. See Note 1 Organization and Nature of the Business - Reverse Stock Split, for additional information.